Annual Fund Operating Expenses	Sep. 09, 2024
Tuttle Capital Inverse ESG ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Tuttle Capital Inverse ESG ETF | Tuttle Capital Inverse ESG ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.43%	[1]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.24%)	[2]
Net Expenses (as a percentage of Assets)	0.94%
Tuttle Capital Self Defense Index ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2025
Tuttle Capital Self Defense Index ETF | Tuttle Capital Self Defense Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.43%	[3]
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.24%)	[4]
Net Expenses (as a percentage of Assets)	0.94%	[4]

[1]	Estimated for the current fiscal year.
[2]	Tuttle Capital Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its management fee and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s Total Annual Fund Operating Expenses to not more than 0.94% of the average daily net assets of the Fund, (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)). This contractual arrangement is in effect through November 30, 2025, unless earlier terminated by the Board of Trustees for any reason at any time. Further, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.
[3]	Estimated for the current fiscal year.
[4]	Tuttle Capital Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its management fee and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s Total Annual Fund Operating Expenses to not more than 0.94% of the average daily net assets of the Fund, (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)). This contractual arrangement is in effect through November 30, 2025, unless earlier terminated by the Board of Trustees for any reason at any time. Further, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.